Related-Parties Transactions - Additional Information (Detail) - Beijing Miaofeng [Member] - USD ($)	1 Months Ended		12 Months Ended
	Feb. 29, 2024	Jun. 30, 2023	May 31, 2024
Related Party Transaction [Line Items]
Loan to a non-enterprise institution			$ 36,200,000
Sponsorship Interest [Member]
Related Party Transaction [Line Items]
Percentage of sponsorship acquired	90.91%	9.09%
Payment to acquire interest in other entities	$ 138,100	$ 13,800